Naming of Issuing Entity	Check if Registered	Name of Originator1	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand2			Assets That Were Repurchased or Replaced3			Assets Pending Repurchase or Replacement (within cure period)4			Demand in Dispute5			Demand Withdrawn6			Demand Rejected7
			(#)	($)	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)
Residential mortgages – Prime
BANC OF AMERICA MORTGAGE SECURITIES, INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3 0001405722	X	Bank of America, National Association	841	635,834,222	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	2	2,352,221	0.82%
BANC OF AMERICA MORTGAGE SECURITIES, INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2008-A 0001423954	X	Bank of America, National Association	1,191	855,673,223	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	570,000	0.16%	0	0	0.00%	0	0	0.00%

Residential mortgages – Prime Subtotal*			2,032			0			0			0			1			0			2
Residential mortgages – Prime Subtotal*				1,491,507,444			0			0			0			570,000			0			2,352,221

Issuing Entities with No Demands for Repurchase or Replacement9

Residential mortgages – Non-Prime
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-1 0001216212	X		2,308	325,398,790	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-2 0001224440	X		3,744	604,263,503	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-3 0001228931	X		2,023	300,790,886	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-4 0001234577	X		4,732	567,189,145	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-5 0001246362	X		3,417	457,964,456	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-6 0001256393	X		3,548	503,801,318	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-7 0001261504	X		4,614	648,129,493	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-8 0001264664	X		5,332	726,724,355	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-9 0001268102	X		3,577	480,989,374	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-10 0001271390	X		4,070	506,695,860	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-11 0001274076	X		2,705	337,321,549	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-1 0001277606	X		2,776	363,109,696	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-2 0001281814	X		2,180	297,602,688	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-3 0001285179	X		1,872	269,550,891	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-4 0001288898	X		2,658	406,997,825	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-5 0001291954	X		3,151	478,549,015	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-6 0001295733	X		3,123	444,606,106	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-7 0001299076	X		2,941	414,139,708	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-8 0001301554	X		2,107	274,618,511	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-9 0001304432	X		1,843	288,884,143	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-10 0001307079	X		2,218	283,247,746	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-11 0001309533	X		1,873	248,355,702	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-12 0001312452	X		1,998	343,370,546	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-1 0001315463	X		2,027	278,542,084	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-2 0001318762	X		1,824	266,716,840	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-3 0001322042	X		1,700	238,960,417	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-4 0001325224	X		2,418	356,360,001	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-5 0001328418	X		1,353	201,287,940	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-6 0001331464	X		3,947	717,221,881	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-7 0001334438	X		2,526	374,829,899	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-8 0001337352	X		2,734	392,025,814	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-9 0001340043	X		2,566	453,434,146	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-10 0001342576	X		3,053	507,669,333	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-11 0001345641	X		2,411	442,087,513	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-12 0001348142	X		3,478	580,720,207	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-1 0001349631	X		2,258	347,675,221	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-2 0001352983	X		2,551	444,834,347	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-3 0001356584	X		1,908	325,800,234	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-4 0001358938	X		2,175	417,215,629	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-5 0001361991	X		2,274	459,300,620	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-6 0001365718	X		1,260	309,089,231	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-7 0001374480	X		3,479	670,632,423	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-8 0001377263	X		3,342	510,161,202	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-9 0001382280	X		2,015	336,460,356	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-1 0001390902	X		1,723	356,213,915	100.00%
BANC OF AMERICA ALTERNATIVE LOAN TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-2 0001397034	X		1,773	401,045,852	100.00%

Residential mortgages – Prime
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-5 0001172055	X		440	164,158,943	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-E 0001174257	X		1,984	1,008,322,697	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-G 0001176345	X		1,464	916,948,600	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-J 0001192347	X		1,127	571,492,446	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-K 0001193482	X		3,941	1,941,535,392	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2002-L 0001210938	X		1,288	637,179,742	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-A 0001216149	X		1,722	882,946,387	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-B 0001219507	X		1,628	878,677,953	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-C 0001224347	X		1,327	680,868,914	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-3 0001228929	X		1,982	1,000,640,942	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-D 0001228674	X		1,672	865,617,993	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-4 0001235094	X		2,084	1,051,396,246	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-E 0001234317	X		1,819	964,773,175	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-5 0001246302	X		2,550	1,263,856,410	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-F 0001246077	X		1,978	1,064,337,410	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-6 0001256396	X		2,272	1,151,694,469	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-G 0001256155	X		1,272	672,660,080	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-7 0001261007	X		576	301,859,240	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-H 0001261336	X		1,406	752,830,604	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-I 0001264576	X		2,270	1,214,578,714	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-8 0001267961	X		1,296	657,960,693	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-J 0001268207	X		2,478	1,292,051,721	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-9 0001271314	X		1,434	715,358,944	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-K 0001271133	X		1,401	721,245,549	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-10 0001274208	X		947	479,776,226	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-L 0001274169	X		886	461,427,794	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-1 0001277903	X		1,647	774,662,745	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-A 0001278018	X		1,270	692,540,779	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-2 0001281796	X		1,465	675,825,607	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-B 0001281663	X		1,292	702,232,544	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-3 0001285276	X		1,755	926,888,458	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-C 0001285180	X		1,318	727,316,003	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-4 0001288889	X		1,881	978,256,914	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-D 0001288848	X		2,038	1,109,829,052	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-5 0001292014	X		1,503	798,795,437	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-E 0001291907	X		3,493	1,554,730,088	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-6 0001295645	X		959	500,525,072	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-F 0001295535	X		3,644	1,644,988,941	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-7 0001299110	X		1,764	921,896,943	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-G 0001298483	X		2,492	1,013,644,196	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-H 0001301552	X		1,151	600,130,849	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-8 0001304458	X		1,054	525,407,850	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-I 0001304200	X		1,062	557,289,472	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-9 0001307191	X		857	430,317,148	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-J 0001306562	X		1,188	625,204,752	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-10 0001309524	X		739	390,308,883	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-K 0001309650	X		1,221	609,521,251	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-11 0001312705	X		1,209	640,200,804	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-L 0001312451	X		1,376	734,924,340	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-1 0001315698	X		635	324,736,588	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-A 0001315171	X		1,101	587,868,006	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-2 0001319011	X		604	325,685,251	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-B 0001318811	X		590	308,784,007	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-3 0001322024	X		1,602	596,068,511	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-C 0001321722	X		610	312,332,284	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-4 0001325184	X		519	275,940,890	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-D 0001324721	X		1,066	509,307,296	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-5 0001328419	X		1,082	574,709,757	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-E 0001328392	X		1,083	574,359,688	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-6 0001331524	X		702	343,558,936	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-F 0001331415	X		1,326	716,733,785	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-7 0001334462	X		606	305,224,989	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-G 0001334463	X		1,362	719,036,456	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-8 0001337246	X		462	228,344,356	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-H 0001337159	X		1,315	706,791,838	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-9 0001340010	X		984	516,100,667	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-I 0001339910	X		1,455	792,010,125	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-10 0001342589	X		999	545,310,644	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-J 0001342453	X		875	482,274,365	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-11 0001345494	X		765	371,111,351	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-K 0001345274	X		854	481,510,747	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-12 0001347774	X		529	300,350,131	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-L 0001346687	X		625	354,283,711	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-A 0001349235	X		545	322,066,721	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-1 0001358881	X		478	302,450,083	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-2 0001364452	X		539	326,583,052	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-3 0001375039	X		523	339,596,465	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-B 0001377265	X		1,223	763,308,015	100.00%
BANC OF AMERICA MORTGAGE SECURITIES INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-1 0001389150	X		1,682	1,027,324,383	100.00%
BANC OF AMERICA MORTGAGE SECURITIES, INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-2 0001394448	X		621	420,763,252	100.00%
BANC OF AMERICA MORTGAGE SECURITIES, INC. MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-4 0001418224	X		634	444,265,109	100.00%

Totals*			2,032			0			0			0			1			0			2
Totals*				1,491,507,444			0			0			0			570,000			0			2,352,221

Banc of America Mortgage Securities, Inc. (BOAMS)
Endnotes for Forms ABS-15G/A Repurchase Demand Activity Reporting Table

1 The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G/A.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G/A is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G/A, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G/A.

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G/A and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  (“Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G/A.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G/A.

4 Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G/A.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G/A.

5 Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G/A;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G/A.

6 Includes assets for which any of the following situations apply as of the end of the reporting period:

(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand;

(b)  The party demanding the repurchase or replacement of such asset has not responded to the most recent rejection of the related repurchase demand by the representing party in over 180 days; or

(c)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G/A.

7 Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G/A.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G/A.

8  An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G/A, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column.  However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G/A, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9 Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.